Equity (Details) - Schedule of Consolidated Balance Sheets	Dec. 31, 2023 $ / shares shares
Pre-share forward split [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Number of ordinary shares – authorized	100,000,000
Number of ordinary shares – issued	18,466
Par value (in Dollars per share) | $ / shares	$ 0.001
Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Number of ordinary shares – authorized	259,900,000,000
Number of ordinary shares – issued	47,993,134
Par value (in Dollars per share) | $ / shares	$ 0.000999615
Post-share forward split [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Number of ordinary shares – authorized	260,000,000,000
Number of ordinary shares – issued	48,011,600
Par value (in Dollars per share) | $ / shares	$ 0.000000385